Note 14 - Financial assets at amortised cost - Financial assets at amortised cost (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	€ 38,877,000,000	€ 32,530,000,000	€ 24,093,000,000
Loans and advances to central banks	4,275,000,000	3,941,000,000	7,300,000,000
Loans and advances to banks	13,649,000,000	9,163,000,000	26,261,000,000
Loans and Advances to customers	382,360,000,000	374,027,000,000	387,621,000,000
Public sector [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	31,526,000,000	25,014,000,000	17,030,000,000
Credit Institutions [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	719,000,000	644,000,000	1,152,000,000
Other sectors [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	6,632,000,000	6,872,000,000	5,911,000,000
TemporalAssetAcquisitions [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and advances to banks	1,817,000,000	478,000,000	13,860,936,000
Other loans and advances [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and advances to banks	11,832,000,000	8,685,000,000	12,400,064,000
Government [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	28,222,000,000	28,114,000,000	31,645,000,000
Financial societies [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	11,207,000,000	9,468,484,000	18,173,000,000
Non financial societies [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	166,789,000,000	163,922,000,000	164,510,000,000
Rest of clients [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	176,142,000,000	172,522,000,000	173,293,000,000
Total Member
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	38,877,000,000	32,530,000,000	24,093,000,000
Loans and advances to central banks	4,275,000,000	3,941,000,000	7,300,000,000
Loans and advances to banks	13,649,000,000	9,162,600,000	26,261,000,000
Loans and Advances to customers	382,360,000,000	374,026,535,000	387,621,000,000
Total Financial Assets At Amortised Cost	439,162,000,000	419,659,687,000	445,275,000,000
Of which impaired loans and advances to customers [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Total Financial Assets At Amortised Cost	15,953,528,000	16,349,000,000	19,390,423,000
Of Which Loans And Advances Value Corrections [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Total Financial Assets At Amortised Cost	(12,426,621,000)	(12,217,212,000)	(12,784,000,000)
Of which debt securities value corrections [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Total Financial Assets At Amortised Cost	€ (52,000,000)	€ (50,534,000)	€ (15,000,000)